Accounts receivable, net - Allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Analysis of the allowance for doubtful accounts
Balance at beginning of year, current portion	¥ 111,869
Balance at end of year, current portion	137,961	$ 21,057	¥ 111,869
Balance at beginning of year, non-current portion	71,421	10,901	74,800	¥ 69,713
Charged/(credited) to allowance for doubtful accounts, non-current portion	3,040	464	(750)	5,711
Write-off charged against the allowance for the year, non-current portion	(7,366)	(1,124)	(2,629)	(624)
Balance at end of year, non-current portion	67,095	10,241	71,421	74,800
Processing fees
Analysis of the allowance for doubtful accounts
Balance at beginning of year, current portion	57,648	8,800	44,641	29,795
Charged/(credited) to allowance for credit losses	17,379	2,653	13,007	14,846
Write-off charged against the allowance for the year, current	(184)	(29)
Balance at end of year, current portion	74,843	11,424	57,648	44,641
Storage fees
Analysis of the allowance for doubtful accounts
Balance at beginning of year, current portion	53,911	8,228	43,077	27,310
Charged/(credited) to allowance for credit losses	15,777	2,408	13,628	16,807
Write-off charged against the allowance for the year, current	(6,917)	(1,056)	(2,794)	(1,040)
Balance at end of year, current portion	62,771	9,580	53,911	43,077
Others
Analysis of the allowance for doubtful accounts
Balance at beginning of year, current portion	310	47	1,916	1,122
Charged/(credited) to allowance for credit losses	1,016	155	(1,490)	850
Write-off charged against the allowance for the year, current	(979)	(149)	(116)	(56)
Balance at end of year, current portion	¥ 347	$ 53	¥ 310	¥ 1,916